ACCOUNTS PAYABLE (Details Narrative) - Revenue Benchmark [Member] - Supplier Concentration Risk [Member]	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Vendor Two [Member]
Product Information [Line Items]
Concentration Risk, Percentage	29.00%
Vendor One [Member]
Product Information [Line Items]
Concentration Risk, Percentage		15.00%